Long-term debt - Promissory notes (Details) - Equipment Promissory Notes - Secured debt - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Debt instrument, face amount	$ 0	$ 3,400,000
Interest rate		5.85%